ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2023	2022

Property and equipment payables	$45,499	$87,701
Interest expense payable	60,522	63,371
Operating expense and other accruals and liabilities	23,970	11,728
Advance customer deposits and ticket sales	4,432	1,793
Operating lease liabilities	1,091	1,095

Accrued expenses and other current liabilities	$135,514	$165,688